SHARE BASED COMPENSATION PLANS (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Share-based Payment Expense [Abstract]
Share-based payments	$ 1,851	$ 4,521	$ 359
Phantom Stock Plan [Member]
Share-based Payment Expense [Abstract]
Share-based payments	33	851	(31)
Equity Settled
Share-based Payment Expense [Abstract]
Share-based payments	1,818	3,670	390
2018 Restricted Stock Awards (RSA) [Member]
Share-based Payment Expense [Abstract]
Share-based payments	6	45	95
2020 Long Term Incentive Plan [Member]
Share-based Payment Expense [Abstract]
Share-based payments	$ 1,812	$ 3,625	$ 295